Stock-based compensation	12 Months Ended
Dec. 31, 2021
Stock-based compensation
Stock-based compensation

(21) Stock-based compensation

a) Share Performance Awards

To further incentivise executives via variable long-term incentive compensation, the Annual General Meeting in June 2020, June 2017 and June 2015 approved the respective contingent capital necessary to support the Restricted Share Plan 2020 (“RSP 2020”) as well the Share Performance Plan 2017 (“SPP 2017”) and, 2015 (“SPP 2015”). Under these plans, Restricted Share Awards (“RSA”) may be granted to a level of 1,200,000 bearer shares (“RSP 2020) and Share Performance Awards (“SPA”) may be granted to a level that may result in up to 6,000,000 bearer shares (SPP 2017) and 6,000,000 bearer shares (SPP 2015) of the Company being issued at maturity to members of the Management Board and other key employees. Each RSA grants one subscription right to shares of the Company while each SPA grants up to two subscriptions rights to shares of the Company, each of which in turn entitles the holder to subscribe for one share of the Company.

SPAs under SPP 2017 are exercised automatically within 10 trading days after the four-years holding period, whereas RSAs under RSP 2020 and SPAs under SPP 2015 can be exercised at the earliest after a vesting period of four years after the date of their grant but no later than five years after the respective grant. After five years RSAs are exercised automatically. The holder has to contribute € 1.00 per share at the date of issue.

RSAs under RSP 2020 can only be exercised, if, when and to the extent that performance targets are achieved in a single of four consecutive calendar years. These performance targets consist of Evotec’s adjusted EBITDA. The Supervisory Board determines annually key performance indicators for each individual tranche of awards at grant date. The Restricted Share Plan 2020 is subject to certain restrictions regarding issuing periods and the allocation of the grants to members of the Management Board and other key employees.

SPAs under SPP 2017 can only be exercised, if, when and to the extent that two specified and equally weighted key performance indicators are achieved in a single of four consecutive calendar years. These performance targets consist of Evotec’s “share price “, the XETRA price is relevant here, and “relative total shareholder return”, which is derived by comparison with the return of the TecDax index. The Supervisory Board determines annually key performance indicators for each individual tranche of awards at grant date. The Share Performance Plan 2017 is subject to certain restrictions regarding issuing periods and the allocation of the grants to members of the Management Board and other key employees.

SPAs under SPP 2015 can only be exercised, if, when and to the extent that key performance indicators are achieved within a performance measurement period of three years. These performance indicators consist of service conditions relating to certain key financial figures (e.g. revenue- and income-related indicators) of the Company as well as certain share-based measurements (e.g. Evotec’s XETRA share price). The Supervisory Board determines annually key performance indicators for each individual tranche of awards at grant date. The Share Performance Plans SPP 2015 are subject to certain restrictions regarding issuing periods and the allocation of the grants to members of the Management Board and other management members. If a member of the Management Board leaves the company during the performance measurement period, he is entitled to receive proportionate Share Performance Awards dependent on the achievement of the key performance indicators. The selected key employees generally do not have this entitlement.

A summary of the status of the Share Performance Plans as of 31 December 2021 and 2020 and the changes during the year then ended is presented as follows:

	31 December
	2021	2021	2020	2020	2019	2019
	Share	Weighted	Share	Weighted	Share	Weighted
	Performance	average	Performance	average	Performance	average
	Awards	exercise	Awards	exercise	Awards	exercise
	(SPAs)	price	(SPAs)	price	(SPAs)	price
		€ per share		€ per share		€ per share
Outstanding at beginning of the year	1,570,113	1.00	2,149,562	1.00	2,869,248	1.00
SPAs granted	608,710	1.00	325,612	1.00	230,231	1.00
SPAs exercised	(701,278)	1.00	(865,687)	1.00	(924,917)	1.00
SPAs forfeited	(152,095)	1.00	(39,374)	1.00	(25,000)	1.00
Outstanding at end of the year	1,325,450	1.00	1,570,113	1.00	2,149,562	1.00
Thereof exercisable	—	1.00	432,450	1.00	504,234	1.00

Evotec’s average weighted share price at the exercise day of SPAs in fiscal year 2021 was € 37.97 (2020: € 24.26; 2019: € 21.41). In the financial year 2021, 160,048 Awards (2020: 77,214 Awards; 2019: 86,283 Awards) from the total granted 608,710 SPAs (2020: 325,612 SPA’s) were given to the members of the Management Board. The SPAs exercised in 2021 correspond to 1,195,954 shares (2020: 1,501,254 shares; 2019: 1,789,784 shares)

The fair value of the grant of Share Performance Awards was estimated on the date of grant using a Monte-Carlo-Simulation model with the following assumptions:

	22 October	28 May	01 February
	2021	2021	2021
Risk-free interest rate in %	(0.43)	(0.57)	(0.78)
Volatility of Evotec share in %	35.0	40.0	42.0
Volatility of TecDAX index in %	—	—	29.0
Fluctuation in %	5.00	0.0 – 5.0	0.0 – 5.0
Exercise price in Euro	1.00	1.00	1.00
Share price at grant date in Euro	44.98	35.49	32.25
Market value of TecDAX index at grant date in Euro	—	—	3,375.67
Fair value according to IFRS 2 at grant date per SPA of the Management Board in Euro	—	33.50	31.34
Fair value according to IFRS 2 at grant date per SPA of employees in Euro	43.96	34.47	36.65

	29 October	15 January	15 January	15 January
	2020	2020	2019	2018
Risk-free interest rate in %	(0.85)	(0.55)	(0.46)	(0.25)
Volatility of Evotec share in %	40.0	37.0	54.0	51.0
Volatility of TecDAX index in %	—	18.0	22.0	13.0
Fluctuation in %	5.00	0.0 - 5.0	0.0 - 5.0	0.0 - 5.0
Exercise price in Euro	1.00	1.00	1.00	1.00
Share price at grant date in Euro	22.92	23.39	18.83	14.35
Market value of TecDAX index at grant date in Euro	—	3,099.05	2,478.06	2,663.91
Fair value according to IFRS 2 at grant date per SPA of the Management Board in Euro	—	22.69	15.33	12.19
Fair value according to IFRS 2 at grant date per SPA of employees in Euro	21.89	25.28	20.84	15.94

The performance measurement period for all grants started on 01 January of the corresponding year. The expected dividend yield is zero. The expected life is 4 years for the vesting periods starting in January and February, and 5 years for the vesting periods starting in May and October. The base for the expected volatility are the historic volatilities of the year before the grant date.

b) Share option plans

In the beginning of 2020, there remained a few stock options from the past. A summary of the status of the stock option plans as of 31 December  2020 and the changes during the year then ended is presented as follows:

		2020		2019
		Weighted		Weighted
	2020	average	2019	average
	Options	exercise price	Options	exercise price
		€ per share		€ per share
Outstanding at beginning of the year	32,594	2.79	82,594	2.45
Options exercised	(32,594)	2.79	(50,000)	2.23
Options expired	—	—	—	—
Options forfeited	—	—	—	—
Outstanding at end of the year	—	—	32,594	2.79
Thereof exercisable	0	—	32,594	2.79

As of 31 December 2020 no more stock options were outstanding. Evotec’s average share price at the exercise day of share options amounted to € 25.17 in the financial year 2020.

The Company recognised current service costs for all Share Performance Awards and Restricted Share Awards totaling to k€ 7,805 in 2021, to k€ 5,285 in 2020 and to k€ 3,649 in 2019, which were recognised as operating expenses in the consolidated income statement. Thereof, k€ 2,002 are related to Share Performance Awards of the Management Board in 2021 (2020: k€1,902; 2019: k€ 1,465). In 2021 and 2020, no current service costs related to stock options were recognised. The expenses relating to accelerated vesting as well as the adjustment of current service costs due to changes in assumptions in the financial year 2021 are included in the amount above.